FINANCIAL LIABILITIES - Schedule of of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current:
Interest rate swaps	$ 17	$ 32
Total current financial liabilities	17	32
Non-current:
Interest rate swaps	6	1
Total non-current financial liabilities	$ 6	$ 1